SCHEDULE OF FAIR VALUE ON A RECURRING BASIS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Equity investments at fair value with readily determinable fair value	$ 3,104,332	$ 2,478,531
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Equity investments at fair value with readily determinable fair value	3,104,332	2,478,531
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Equity investments at fair value with readily determinable fair value
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Equity investments at fair value with readily determinable fair value